Vanguard FTSE Social Index Fund Investment Risks - Institutional Prospectus [Member] - Vanguard FTSE Social Index Fund	Aug. 31, 2025
ESG Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• ESG Investing. As described in the Fund’s principal investment strategies, the index provider excludes certain securities from the Target Index based on ESG criteria. As a result, the Fund’s investments could, in the aggregate, trail the returns of other funds that use ESG criteria or underperform the market as a whole. The index provider’s use of ESG criteria may result in the Target Index becoming focused, at times, in a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector. Interpretations of what it means for a company or issuer to exhibit ESG characteristics can—and do—vary significantly across individuals, index providers, advisors, and other funds that use ESG criteria. The index provider’s assessment of whether or not a company or issuer meets the ESG criteria used to construct the Target Index, or the ESG criteria itself, may not align with your personal view of what it means for a company or issuer to exhibit ESG characteristics generally. Further, individual securities held by the Fund may not reflect your personal preferences, beliefs, expectations, and/or values. In order to assess a company or issuer against the ESG criteria used to construct the Target Index, the index provider depends on the availability of data obtained through voluntary or third-party reporting. There can be no assurance that this data will be accurate, complete, or current, which could result in an inaccurate assessment of a company or issuer.
General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• General Market Risk. The markets in which the Fund invests can be affected by a variety of factors. These factors, which can be real or perceived, may include economic, market, political, and regulatory conditions and developments as well as local, regional, or global events such as wars, military conflicts, natural disasters, and public health issues. In addition, investor sentiment and expectations regarding these factors can also impact the markets. Different parts of the market, including different industries and sectors as well as different types of securities, may react differently to factors that affect the market. These factors can contribute to market uncertainty, market volatility, and fluctuations in the value of the Fund’s investments, thereby resulting in potential losses to the Fund over short or long periods.
Investing in Equity Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investing in Equity Markets. The Fund invests in the equity markets. Equity markets have historically been cyclical, having periods of time when stock values rise and fall. Market volatility can lead to significant fluctuations in stock values, resulting in potential losses to the Fund.
Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Market Capitalization (Market Cap). Companies are generally classified into three types of market cap depending on their size: small-, mid-, and large-cap. Companies can be further classified into micro- or mega-cap. Different factors can affect each market cap uniquely, and historically small- and mid-cap stocks have typically been more volatile due to the effects of changing economic conditions. Large companies may not reach the same levels of growth or performance as smaller companies, and they may be slower to react to competitive challenges. The performance of funds that invest in a subset of market caps could diverge from the performance of a fund that is focused on a broader representation of the stock market.
Index Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Index Investing. The Fund is subject to risks associated with index investing. Because the Fund generally seeks to track the performance of the Target Index regardless of how the Target Index is performing, the Fund’s performance may be lower than it would be if it were actively managed. Although the Fund seeks to hold substantially all of the securities included in the Target Index, it may be unable to do so. In addition, the Fund could be prevented from holding one or more securities in the same proportion as in the Target Index. The performance of the Fund’s investments, in the aggregate, may not match the investment performance of the Target Index. This risk, known as tracking error risk, may be heightened during times of increased market volatility or under other unusual market conditions. The Fund also could be negatively impacted by changes to the Target Index made by the index provider or by errors made by the index provider. Any gains, losses, or costs associated with or resulting from an error made by the index provider will generally be borne by the Fund and, as a result, the Fund’s shareholders.
Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Nondiversification. By tracking its broad-based Target Index, the Fund could become nondiversified, as defined under the Investment Company Act of 1940, due to events such as an index rebalance or market movement. The performance of nondiversified funds may be negatively impacted by relatively few securities or even a single security and their shares may experience significant fluctuations in value.
Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Concentration Risk. Except as may be necessary to approximate the composition of its Target Index, the Fund will not concentrate its investments in the securities of issuers whose principal business activities are in the same industry or group of industries. If the Target Index becomes concentrated and the Fund needs to concentrate in the same industry or group of industries, its performance could be negatively impacted by the industry or industries in which it is concentrated.
Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Information Technology Sector. As of the Fund’s most recent fiscal year end, stocks of companies within the information technology sector made up a significant portion of the Target Index. As a result, the performance of the Target Index, and therefore the performance of the Fund, may be impacted by the general condition of the information technology sector.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, an investment in the Fund could lose money over any time period.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.